Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
VIEs and Consolidated Trusts
Schedule of disaggregation of revenue by product

		Loan
	Loan	facilitation
	facilitation	service-
	service-Direct	Intermediary	Post-origination	Financing	Other
	Model	Model	service	income	revenue	Total
2017	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Major products
Xiaoying Credit Loan	1,148,688,253	260,278,922	46,670,424	58,258,088	19,172,658	1,533,068,345
Xiaoying Housing Loan	—	16,573,570	278,234	66,723,545	21,410,597	104,985,946
Internet Channel(1)	56,931,619	2,748,428	1,644,517	2,576,028	4,741,527	68,642,119
Other loan products	25,434,861	23,013,543	1,733,489	3,182,488	3,278,355	56,642,736
Other service(2)	—	—	—	—	23,596,047	23,596,047
Total	1,231,054,733	302,614,463	50,326,664	130,740,149	72,199,184	1,786,935,193

		Loan
	Loan	facilitation
	facilitation	service-
	service-Direct	Intermediary	Post-origination	Financing	Other
	Model	Model	service	income	revenue	Total
2018	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Major products
Xiaoying Credit Loan	2,897,702,061	216,754,528	128,865,000	67,731,784	109,141,168	3,420,194,541
Xiaoying Housing Loan	5,780,118	1,247,846	463,129	8,290,828	9,190,257	24,972,178
Internet Channel(1)	53,874,025	8,760,054	1,182,786	41,253	9,313,276	73,171,394
Other loan products	215,763	1,509,945	732,516	40,096	1,079,296	3,577,616
Other service(2)	—	—	—	—	18,684,315	18,684,315
Total	2,957,571,967	228,272,373	131,243,431	76,103,961	147,408,312	3,540,600,044

		Loan
	Loan	facilitation
	facilitation	service-
	service-Direct	Intermediary	Post-origination	Financing	Other
	Model	Model	service	income	revenue	Total
2019	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Major products
Xiaoying Credit Loan	1,834,813,952	223,668,549	314,767,947	396,039,771	71,024,093	2,840,314,312
Xiaoying Revolving Loan	63,667,334	13,174,930	8,163,362	12,361,021	9,069,408	106,436,055
Xiaoying Housing Loan	578,598	88,225	132,382	—	264,644	1,063,849
Internet Channel(1)	86,733,843	1,703,032	7,568,757	—	1,890,227	97,895,859
Other loan products	209,616	232,318	62,764	—	10,403	515,101
Other service(2)	—	—	—	—	41,824,819	41,824,819
Total	1,986,003,343	238,867,054	330,695,212	408,400,792	124,083,594	3,088,049,995

		Loan
	Loan	facilitation
	facilitation	service-
	service-Direct	Intermediary	Post-origination	Financing	Other
	Model	Model	service	income	revenue	Total
2019	(US$)	(US$)	(US$)	(US$)	(US$)	(US$)
Major products
Xiaoying Credit Loan	263,554,534	32,127,977	45,213,587	56,887,554	10,201,973	407,985,625
Xiaoying Revolving Loan	9,145,240	1,892,460	1,172,594	1,775,550	1,302,739	15,288,583
Xiaoying Housing Loan	83,110	12,673	19,015	—	38,014	152,812
Internet Channel(1)	12,458,537	244,625	1,087,184	—	271,514	14,061,860
Other loan products	30,109	33,370	9,015	—	1,494	73,988
Other services(2)	—	—	—	—	6,007,759	6,007,759
Total	285,271,530	34,311,105	47,501,395	58,663,104	17,823,493	443,570,627
(1)	Represents loans facilitated to borrowers referred by other platforms
(2)

Primarily consists of service fees charged for transferring loans between investors on the Group's online platform, referral service fee for introducing borrowers to other platforms and technology service fees received from ZhongAn for promoting its insurance products on the Group's online platform.

Schedule of accounts receivable and contract assets

	Accounts
	receivable	Accounts
	from	receivable from	Allowance for
	facilitation	post-origination	doubtful
As of December 31, 2018	services	services	accounts	Total
	RMB	RMB	RMB	RMB
Xiaoying Credit Loan	1,501,967,864	59,670,931	(206,575,845)	1,355,062,950
Xiaoying Housing Loan	5,183,029	259,181	(119,616)	5,322,594
Internet Channel	17,546,683	466,662	(133,707)	17,879,638
Other products	14,678,225	733,994	(14,384,158)	1,028,061
Total	1,539,375,801	61,130,768	(221,213,326)	1,379,293,243

	Accounts
	receivable	Accounts
	from	receivable from	Allowance for
	facilitation	post-origination	doubtful
As of December 31, 2019	services	services	accounts	Total
	RMB	RMB	RMB	RMB
Xiaoying Credit Loan	884,954,449	17,906,149	(185,085,029)	717,775,569
Xiaoying Revolving Loan	28,961,624	129,661	(7,824,878)	21,266,407
Xiaoying Housing Loan	890,225	44,516	—	934,741
Internet Channel	31,169,383	8,149	—	31,177,532
Other products	—	—	—	—
Total	945,975,681	18,088,475	(192,909,907)	771,154,249

	Accounts
	receivable	Accounts
	from	receivable from	Allowance for
	facilitation	post-origination	doubtful
As of December 31, 2019	services	services	accounts	Total
	US$	US$	US$	US$
Xiaoying Credit Loan	127,115,753	2,572,057	(26,585,802)	103,102,008
Xiaoying Revolving Loan	4,160,077	18,625	(1,123,973)	3,054,729
Xiaoying Housing Loan	127,873	6,394	—	134,267
Internet Channel	4,477,202	1,171	—	4,478,373
Other products	—	—	—	—
Total	135,880,905	2,598,247	(27,709,775)	110,769,377

Schedule of aging of past due accounts receivables

As of December 31, 2018
Aging	Not past-due	1 - 30 days	30 - 60 days	Total
	RMB	RMB	RMB	RMB
Xiaoying Credit Loan	1,473,621,949	44,653,954	43,362,892	1,561,638,795
Xiaoying Housing Loan	5,442,210	—	—	5,442,210
Internet Channel	18,013,345	—	—	18,013,345
Other products	13,048,046	1,187,522	1,176,651	15,412,219
Total	1,510,125,550	45,841,476	44,539,543	1,600,506,569

As of December 31, 2019
Aging	Not past-due	1 - 30 days	30 - 60 days	Total
	RMB	RMB	RMB	RMB
Xiaoying Credit Loan	837,707,889	32,739,296	32,413,413	902,860,598
Xiaoying Revolving Loan	27,661,848	792,577	636,860	29,091,285
Xiaoying Housing Loan	934,741	—	—	934,741
Internet Channel	31,177,532	—	—	31,177,532
Other products	—	—	—	—
Total	897,482,010	33,531,873	33,050,273	964,064,156

As of December 31, 2019
Aging	Not past-due	1 - 30 days	30 - 60 days	Total
	US$	US$	US$	US$
Xiaoying Credit Loan	120,329,209	4,702,706	4,655,895	129,687,810
Xiaoying Revolving Loan	3,973,376	113,847	91,479	4,178,702
Xiaoying Housing Loan	134,267	—	—	134,267
Internet Channel	4,478,373	—	—	4,478,373
Other products	—	—	—	—
Total	128,915,225	4,816,553	4,747,374	138,479,152

Schedule of movement of provision for accounts receivable and contract assets

:

	As of	Provision for	Provision for	Charge-off for			Provision for	Provision for	Charge-off for		As of
	January 1,	accounts	contract	accounts	Charge-off for	As of	accounts	contract	accounts	Charge-off for	December 31,
	2018	receivable	asset	receviable	contract assets	December 31, 2018	receivable	asset	receviable	contract assets	2019
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Xiaoying Credit Loan	159,791,649	393,205,248	3,557,738	(335,602,502)	(14,376,288)	206,575,845	230,589,301	—	(252,080,117)	—	185,085,029
Xiaoying Revolving Loan	—	—	—	—	—	—	10,303,996	—	(2,479,118)	—	7,824,878
Xiaoying Housing Loan	418,187	51,241	—	(349,812)	—	119,616	—	—	(119,616)	—	—
Internet Channel	138,592	44,227	—	(49,112)	—	133,707	—	—	(133,707)	—	—
Other products	15,451,219	137,956	—	(1,205,017)	—	14,384,158	293,526	—	(14,677,684)	—	—
Total	175,799,647	393,438,672	3,557,738	(337,206,443)	(14,376,288)	221,213,326	241,186,823	—	(269,490,242)	—	192,909,907

	As of	Provision for		Charge-off for
	December 31,	accounts	Provision for	accounts	Charge-off for	As of
	2018	receivable	contract asset	receviable	contract assets	December 31, 2019
	US$	US$	US$	US$	US$	US$
Xiaoying Credit Loan	29,672,764	33,122,081	—	(36,209,043)	—	26,585,802
Xiaoying Revoving Loan	—	1,480,076	—	(356,103)	—	1,123,973
Xiaoying Housing Loan	17,182	—	—	(17,182)	—	—
Internet Channel	19,206	—	—	(19,206)	—	—
Other products	2,066,155	42,162	—	(2,108,317)	—	—
Total	31,775,307	34,644,319	—	(38,709,851)	—	27,709,775

Schedule of movement in provision for loans receivable

	Add: Provision for Loans Receivable
As of December 31, 2018	from Xiaoying Housing Loans	Less: Charge-off	As of December 31, 2019
RMB	RMB	RMB	RMB
25,911,367	23,430,641	(1,130,496)	48,211,512

	Add: Provision for Loans Receivable
As of December 31, 2018	from Xiaoying Housing Loans	Less: Charge-off	As of December 31, 2019
US$	US$	US$	US$
3,721,935	3,365,601	(162,386)	6,925,150

Schedule of estimated useful lives of property and equipment

Computer and transmission equipment	3 years
Furniture and office equipment	5 years
Motor vehicles	4 years
Leasehold improvements	Over the shorter of the lease term or expected useful lives

Summary of remaining contractual maturities of the group's lease liabilities at the end of the current reporting period

Future lease payments under operating leases as of December 31, 2019 were as follows:

	Operating leases
	RMB	US$
Year ending December 31,
2020	25,351,439	3,641,507
2021	24,794,120	3,561,452
2022	18,945,931	2,721,413
Total future lease payments	69,091,490	9,924,372
Less: Imputed interest	6,578,343	944,920
Total lease liability balance	62,513,147	8,979,452

Summary of remaining contractual maturities of the group's lease liabilities at the date of transition

	For the year ended December 31, 2019
	RMB	US$
Cash payments for operating leases	21,432,442	3,078,578
ROU assets obtained in exchange for operating lease liabilities	31,958,216	4,590,511

Consolidated Trusts
VIEs and Consolidated Trusts
Schedule of financial statements

	As of
	December 31,	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Assets:
Restricted cash	4,861,491	449,978,760	64,635,405
Loans at fair value	33,417,119	2,782,332,885	399,657,112
Prepaid expenses and other current assets	296,080	37,073,985	5,325,345
Total assets	38,574,690	3,269,385,630	469,617,862
Liabilities:
Payable to investors at fair value of the Consolidated Trusts	—	3,006,349,475	431,835,082
Accrued interest payable	—	39,994,897	5,744,907
Other tax payable	284,564	2,636,517	378,712
Accrued expenses and other liabilities	—	12,682,569	1,821,737
Total liabilities	284,564	3,061,663,458	439,780,438

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Net revenue	117,684,121	61,475,364	340,613,941	48,926,131
Net income	43,583,819	41,986,452	227,051,351	32,613,886

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Net cash provided by (used in) operating activities	26,997,889	12,547,230	123,521,027	17,742,685
Net cash provided by (used in) investing activities	48,332,936	676,499,516	(2,684,753,233)	(385,640,672)
Net cash provided by (used in) financing activities	(63,200,000)	(696,800,000)	3,006,349,475	431,835,082

VIEs and Consolidated Trusts
VIEs and Consolidated Trusts
Schedule of financial statements

	As of
	December 31,	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Assets:
Cash and cash equivalents	236,432,366	336,512,754	48,337,033
Restricted cash	5,880,989	449,978,760	64,635,405
Accounts receivable and contract assets, net	1,266,169,464	466,630,408	67,027,264
Loans at fair value	33,417,119	2,782,332,885	399,657,112
Prepaid expenses and other current assets	60,501,113	429,093,130	61,635,372
Deferred tax assets, net	173,287,013	420,822,781	60,447,410
Long-term investments	287,222,720	277,126,560	39,806,740
Property and equipment, net	21,333,636	14,396,986	2,067,998
Intangible assets, net	1,628,117	6,091,145	874,938
Financial guarantee derivative	358,249,913	719,962,262	103,416,108
Loan receivable from Xiaoying Housing Loans, net	128,101,279	89,535,665	12,860,994
Other non-current assets	6,345,345	44,169,105	6,344,495
Total assets	2,578,569,074	6,036,652,441	867,110,869
Liabilities:
Payable to investors at fair value of the Consolidated Trusts	—	3,006,349,475	431,835,082
Guarantee liabilities	19,297,718	11,140,899	1,600,290
Accrued payroll and welfare	23,329,971	22,677,991	3,257,490
Other tax payable	95,184,938	34,725,447	4,987,998
Income tax payable	93,611,597	227,047,349	32,613,311
Accrued expenses and other liabilities	117,547,625	103,479,695	14,863,928
Short-term bank borrowings	198,000,000	—	—
Other non-current liabilities	—	26,683,382	3,832,828
Deferred tax liabilities	47,145,390	688,209	98,855
Total liabilities	594,117,239	3,432,792,447	493,089,782

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Net revenue	1,474,934,261	2,168,665,965	2,650,594,409	380,734,064
Net income (loss)	325,182,393	408,242,461	(14,609,225)	(2,098,484)

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Net cash provided by (used in) operating activities	(592,979,915)	(243,451,042)	442,501,953	63,561,429
Net cash provided by (used in) investing activities	(10,809,388)	451,499,516	(2,706,673,269)	(388,789,289)
Net cash provided by (used in) financing activities	830,154,156	(498,800,000)	2,808,349,475	403,394,162